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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read Instructions at end of Form before preparing Form.

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1.   Name and address of Issuer: CG Corporate Insurance Variable Life Separate
                                 Account 2 and Connecticut General Life
                                 Insurance Company.

                                 900 Cottage Grove Road
                                 Hartford, CT 06152 - 2321

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the
     Issuer, check the box but do not list series or classes):             [ ]

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3.   Investment Company Act File Number: 811 - 7563

     Securities Act File Number: 33 - 01741

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4(a). Last day of fiscal year for which this Form is filed: December 31, 2004

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the Issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, Interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
     Form.

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          Persons who respond to the collection of Information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2383 (6-02)

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5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year pursuant to
          section 24(f):                                             $ 9,552,023

     (ii) Aggregate price of securities redeemed
          or repurchased during the fiscal year:     $53,159,598

     (iii) Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to the
          Commission:                                $
                                                      ----------

     (iv) Total available redemption credits [add
          Items 5(ii) and 5(iii)]:                                 - $53,159,598

     (v)  Net sales -- if Item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)
          from item 5(i)]:                                           $43,607,575

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     (vi) Redemption credits available for use in
          future years -- if Item 5(i) is less
          than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                           $(        )
                                                       --------
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     (vii) Multiplier for determining registration
          fee (See 126.701 mm Instruction C.9):                        .00011770

     (viii) Registration fee due [multiply Item
          5(v) by Item 5(vii)] (enter "0" if no
          fee is due):                                             = $      0.00

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24a-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:     . If
                                                                   -----
     there is a number of shares or other units that were registered pursuant to rule 24a-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state that number here:     .
                                        -----

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7.   Interest due - If this Form is being filed more than 90 days after
     the end of the issuer's fiscal year (see Instruction D):            + $0.00

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8.   Total of the amount of the registration fee due plus any Interest
     due [line 5(viii) plus line 7]:                                     = $0.00

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

          Method of Delivery:

                             [ ] Wire Transfer
                             [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* Ian Glew
                          ------------------------------------------------------
                          Senior Vice President

Date 2/28/05

  *Please print the name and title of the signing officer below the signature.